Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,280,997.82
Previously Paid Amount	0
Total Fee Amount	1,696.01
Total Offset Amount
Net Fee	$ 1,696.01